PRUDENTIAL DAY ONE 2010 FUND
SUMMARY: PRUDENTIAL DAY ONE 2010 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL DAY ONE 2010 FUND - USD ($)	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	none	$ 15	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL DAY ONE 2010 FUND		Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Distribution (12b-1) fees		0.50%	0.25%	0.10%	none	none	none
Other expenses:		108.50%	95.09%	11.59%	42.03%	4.94%	3.69%
Shareholder service fee	[1]	0.10%	0.10%	0.10%	0.10%	none	none
Remainder of other expenses	[2]	108.40%	94.99%	11.49%	41.93%	4.94%	3.69%
Acquired Fund fees and expenses		0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total annual Fund operating expenses		109.44%	95.78%	12.13%	42.47%	5.38%	4.13%
Fee waiver and/or expense reimbursement	[3]	(108.29%)	(94.88%)	(11.38%)	(41.82%)	(4.83%)	(3.73%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		1.15%	0.90%	0.75%	0.65%	0.55%	0.40%
[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If the expense cap fee waivers and/or reimbursements were in place for the full 3-, 5-, or 10-year period, as applicable, expenses shown in the table would be lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL DAY ONE 2010 FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R1	117	11,024	11,024	11,024
Class R2	92	5,856	6,426	6,431
Class R3	77	1,428	3,705	8,120
Class R4	66	3,894	7,713	9,931
Class R5	56	701	1,866	4,740
Class R6	41	538	1,457	3,827

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL DAY ONE 2010 FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R1	117	11,024	11,024	11,024
Class R2	92	5,856	6,426	6,431
Class R3	77	1,428	3,705	8,120
Class R4	66	3,894	7,713	9,931
Class R5	56	701	1,866	4,740
Class R6	41	538	1,457	3,827

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.

The Fund is designed for investors who retired in or close to the year 2010 (the “target date”). The Fund is designed to accommodate investors who either withdraw all of their assets from the Fund upon retirement or who gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.

In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.

Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.

The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.

The following chart illustrates the Fund’s strategic Glidepath:

The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2010 Fund	36%	64%

Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.

The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.

At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment.

Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.

Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.

Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.

Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.

Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.

Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Performance.
The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class R6 Shares)1
[1]	The total return for Class R6 shares from January 1, 2019 through June 30, 2019 was 9.15%.

Best Quarter:		Worst Quarter:
2.69%	4th Quarter 2017	-4.33%	4th Quarter 2018

Average Annual Total Returns % (as of 12-31-18)
Average Annual Total Returns - PRUDENTIAL DAY ONE 2010 FUND	One Year	Since Inception		Inception Date
Class R1 shares	(3.91%)	1.88%		Dec. 13, 2016
Class R2 shares	(3.67%)	2.14%		Dec. 13, 2016
Class R3 shares	(3.52%)	2.29%		Dec. 13, 2016
Class R4 shares	(3.42%)	2.39%		Dec. 13, 2016
Class R5 shares	(3.32%)	2.49%		Dec. 13, 2016
Class R6 Shares	(3.17%)	2.65%		Dec. 13, 2016
Class R6 Shares | Return After Taxes on Distributions	(4.84%)	1.44%		Dec. 13, 2016
Class R6 Shares | Return After Taxes on Distributions and Sale of Fund Shares	(1.56%)	1.63%		Dec. 13, 2016
Prudential Day One 2010 Custom Benchmark (reflects no deduction for fees, expenses or taxes)	(2.58%)	2.95%	[1]
S&P Target Date 2010 Index (reflects no deduction for fees, expenses or taxes)	(3.10%)	3.58%	[1]
Lipper Mixed-Asset Target 2010 Funds Average (reflects no deduction for sales charges or taxes)	(3.65%)	3.32%	[1]
[1]	Since Inception returns for the Indexes and the Lipper Average are measured from the month-end closest to the Fund’s inception date.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.